Employee benefits (Details 2) (EUR €)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Assumptions of fair value of the Company's stock options
Weighted average share price (in EUR)	€ 40.3		€ 28.0		€ 24.1
Volatility (in percentage)	25.60%		37.80%		36.40%
Expected life (in years)	5 years	[1]	4 years 9 months 18 days	[1]	4 years 7 months 6 days
Risk free interest rate	2.10%		2.90%		2.50%
Expected dividend yield (in EUR)	€ 1.45		€ 1.25		€ 1.06
Forfeiture rate		[1]		[1]		[1]

[1]	As of year end for each of the three years ended December 31, forfeitures are estimated to be nil.